Capitalized Software, net (Tables)	9 Months Ended
Sep. 30, 2020
Capitalized Software, net
Schedule of capitalized software, net

Capitalized software, net at the each balance sheet date consists of the following (in thousands):

	September 30, 2020	December 31, 2019
Capitalized software development costs	$1,127	$1,127
Accumulated amortization	(770)	(237)
Impairment	—	(444)
Total capitalized software costs	$357	$446